Obligations under Capital Leases and Other	12 Months Ended
Sep. 30, 2013
Leases [Abstract]
Obligations under Capital Leases and Other
Obligations under Capital Leases and Other

The Company has entered into capital leasing and other obligation arrangements related to leasehold improvements, office furniture and equipment:

	September 30, 2013
	Aggregate Due	Less Imputed Interest	Net
Various leases and other obligations - repayable in monthly instalments totalling $71 including imputed interest ranging from 5.0% - 22.7%; due to mature between 2013 - 2027; secured by assets with an aggregate carrying amount of $4,674.	$6,946	$2,320	$4,626
Less current portion	1,612	427	1,185
	$5,334	$1,893	$3,441

	September 30, 2012
	Aggregate Due	Less Imputed Interest	Net
Various leases and other obligations - repayable in monthly instalments totalling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	$7,281	$2,493	$4,788
Less current portion	1,565	385	1,180
	$5,716	$2,108	$3,608

Note 15 - Obligations under Capital Leases and Other (continued)

The capital lease and other obligation repayments are due as follows:

	Aggregate Due	Less Imputed Interest	Net
2014	$1,612	$427	$1,185
2015	973	326	647
2016	855	256	599
2017	506	203	303
2018	300	184	116
2019 and thereafter	2,699	923	1,776
	$6,945	$2,319	$4,626

During the year ended September 30, 2013, the Company incurred interest charges related to capital leases and other obligations in the amount of $494 (2012- $222, 2011- $147). These changes have been included in corporate expenses.